UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2005
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lone Pine Capital LLC
           --------------------------------------------------
Address:   Two Greenwich Plaza
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-11152
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen F. Mandel, Jr.
           --------------------------------------------------
Title:     Managing Director, Portfolio Manager
           --------------------------------------------------
Phone:     (203) 618-1400
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen F. Mandel, Jr.   Greenwich, Connecticut          2/14/06
       -------------------------    ---------------------------     ---------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        49
                                               -------------

Form 13F Information Table Value Total:        $7,368,167
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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                                                      Form 13F INFORMATION TABLE

              COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                        VALUE   SHRS OR   SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS CUSIP   (x$1000) PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
------------------------------- -------------- ------- -------- --------  --- ---- ---------- -------- -------- -------- --------
ALBERTSONS INC                  COM        013104104     6,405     300,000    SH  PUT   SOLE            300,000
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ADVANCE AUTO PARTS INC          COM        00751Y106   301,893   6,946,447    SH        SOLE          6,946,447
------------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC                COM        022095103   112,022   1,499,230    SH        SOLE          1,499,230
------------------------------------------------------------------------------------------------------------------------------------
AMERICA MOVIL S A DE C V SPON  ADR L SHS   02364W105   648,100  22,149,689    SH        SOLE         22,149,689
------------------------------------------------------------------------------------------------------------------------------------
APPLE COMPUTER INC              COM        037833100   214,047   2,977,426    SH        SOLE          2,977,426
------------------------------------------------------------------------------------------------------------------------------------
BROOKFIELD ASSET MANAGEMENT CL A LTD VT SH 112585104   168,221   3,337,300    SH        SOLE          3,337,300
------------------------------------------------------------------------------------------------------------------------------------
BROWN & BROWN INC               COM        115236101   173,467   5,680,000    SH        SOLE          5,680,000
------------------------------------------------------------------------------------------------------------------------------------
CARMAX INC                      COM        143130102    85,968   3,105,773    SH        SOLE          3,105,773
------------------------------------------------------------------------------------------------------------------------------------
CARNIVAL CORP            PAIRED CTF        143658300   122,682   2,294,400    SH        SOLE          2,294,400
------------------------------------------------------------------------------------------------------------------------------------
CB RICHARD ELLIS GROUP INC     CL A        12497T101   150,538   2,558,000    SH        SOLE          2,558,000
------------------------------------------------------------------------------------------------------------------------------------
CENTEX CORP                     COM        152312104   415,915   5,817,800    SH        SOLE          5,817,800
------------------------------------------------------------------------------------------------------------------------------------
CNET NETWORKS INC               COM        12613R104    44,273   3,013,816    SH        SOLE          3,013,816
------------------------------------------------------------------------------------------------------------------------------------
COACH INC                       COM        189754104    82,090   2,462,200    SH        SOLE          2,462,200
------------------------------------------------------------------------------------------------------------------------------------
CONOR MEDSYSTEMS INC            COM        208264101    17,838     921,844    SH        SOLE            921,844
------------------------------------------------------------------------------------------------------------------------------------
CORNING INC                     COM        219350105   215,104  10,941,180    SH        SOLE         10,941,180
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE EXECUTIVE BRD CO      COM        21988R102    44,599     497,206    SH        SOLE            497,206
------------------------------------------------------------------------------------------------------------------------------------
COSTAR GROUP INC                COM        22160N109    22,708     526,002    SH        SOLE            526,002
------------------------------------------------------------------------------------------------------------------------------------
DICKS SPORTING GOODS INC        COM        253393102   107,781   3,242,510    SH        SOLE          3,242,510
------------------------------------------------------------------------------------------------------------------------------------
EASTMAN KODAK CO                COM        277461109    85,410   3,650,000    SH  PUT   SOLE          3,650,000
------------------------------------------------------------------------------------------------------------------------------------
FAIRFAX FINL HLDGS LTD      SUB VTG        303901102     7,168      50,000    SH  PUT   SOLE             50,000
------------------------------------------------------------------------------------------------------------------------------------
FORD MTR CO DEL       COM PAR $0.01        345370860     5,553     719,300    SH  PUT   SOLE            719,300
------------------------------------------------------------------------------------------------------------------------------------
GENENTECH INC               COM NEW        368710406   125,776   1,359,740    SH        SOLE          1,359,740
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELEC CO                 COM        369604103    50,823   1,450,000    SH        SOLE          1,450,000
----------------------------------------------------------------------------------------------------------------------------------
GOLDEN WEST FINL CORP DEL       COM        381317106   388,172   5,881,400    SH        SOLE          5,881,400
------------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC                     CL A        38259P508   613,617   1,479,094    SH        SOLE          1,479,094
------------------------------------------------------------------------------------------------------------------------------------
ITC HLDGS CORP                  COM        465685105    26,691     950,200    SH        SOLE            950,200
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON INC                  COM        524901105    87,649     732,300    SH        SOLE            732,300
------------------------------------------------------------------------------------------------------------------------------------
LENNAR CORP                    CL A        526057104    43,488     712,677    SH        SOLE            712,677
------------------------------------------------------------------------------------------------------------------------------------
MOBILE TELESYSTEMS OJSC SPONSORED ADR      607409109   124,495   3,557,000    SH        SOLE          3,557,000
------------------------------------------------------------------------------------------------------------------------------------
MONSANTO CO NEW                 COM        61166W101   287,830   3,712,500    SH        SOLE          3,712,500
------------------------------------------------------------------------------------------------------------------------------------
MOODYS CORPORATION              COM        615369105   116,403   1,895,200    SH        SOLE          1,895,200
------------------------------------------------------------------------------------------------------------------------------------
NET 1 UEPS TECHNOLOGIES INC     COM        64107N206    43,629   1,512,260    SH        SOLE          1,512,260
-----------------------------------------------------------------------------------------------------------------------------------
NETEASE COM INC       SPONSORED ADR        64110W102    94,362   1,680,228    SH        SOLE          1,680,228
------------------------------------------------------------------------------------------------------------------------------------
NII HLDGS INC              CL B NEW        62913F201   178,803   4,093,482    SH        SOLE          4,093,482
------------------------------------------------------------------------------------------------------------------------------------
ONYX PHARMACEUTICALS INC        COM        683399109    52,370   1,818,400    SH        SOLE          1,818,400
------------------------------------------------------------------------------------------------------------------------------------
POLO RALPH LAUREN CORP         CL A        731572103    88,844   1,582,548    SH        SOLE          1,582,548
------------------------------------------------------------------------------------------------------------------------------------
PULTE HOMES INC                 COM        745867101    77,390   1,966,200    SH        SOLE          1,966,200
------------------------------------------------------------------------------------------------------------------------------------
QUALCOMM INC                    COM        747525103   274,506   6,371,999    SH        SOLE          6,371,999
------------------------------------------------------------------------------------------------------------------------------------
RESEARCH IN MOTION LTD          COM        760975102   362,104   5,485,600    SH        SOLE          5,485,600
------------------------------------------------------------------------------------------------------------------------------------
RESOURCES CONNECTION INC        COM        76122Q105    47,704   1,827,027    SH        SOLE          1,827,027
------------------------------------------------------------------------------------------------------------------------------------
RYLAND GROUP INC                COM        783764103   151,278   2,097,300    SH        SOLE          2,097,300
------------------------------------------------------------------------------------------------------------------------------------
SLM CORP                        COM        78442P106   265,985   4,828,198    SH        SOLE          4,828,198
------------------------------------------------------------------------------------------------------------------------------------
SUNCOR ENERGY INC               COM        867209106   274,035   4,340,800    SH        SOLE          4,340,800
------------------------------------------------------------------------------------------------------------------------------------
TRACTOR SUPPLY CO               COM        892356106    41,541     784,687    SH        SOLE            784,687
------------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH GROUP INC          COM        91324P102   257,154   4,138,300    SH        SOLE          4,138,300
------------------------------------------------------------------------------------------------------------------------------------
WHITE MTNS INS GROUP LTD        COM        G9618E107    68,171     122,050    SH        SOLE            122,050
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS SONOMA INC             COM        969904101    88,121   2,042,200    SH        SOLE          2,042,200
------------------------------------------------------------------------------------------------------------------------------------
WORLDSPACE INC                 CL A        981579105   18,449    1,271,500    SH        SOLE          1,271,500
------------------------------------------------------------------------------------------------------------------------------------
YAHOO! INC                      COM        984332106   86,995    2,220,400    SH        SOLE          2,220,400
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